Net Loss Per Share - Summary of Basic and Diluted Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common stockholders	$ (29,637,673)
Weighted-average number of common shares outstanding—basic and diluted	2,317,710
Barkbox Inc [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common stockholders		$ (31,391,000)	$ (31,368,000)	$ (37,082,000)
Net loss attributable to common stockholders—basic and diluted		$ (31,391,000)	$ (31,368,000)	$ (37,082,000)
Weighted-average number of common shares outstanding—basic and diluted		5,295,722	5,159,893	4,905,972
Net loss per share attributable to common stockholders—basic and diluted		$ (5.93)	$ (6.08)	$ (7.56)